INVESTMENTS - Investment at fair value (Details) S/ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		S/ 6,467,471		S/ 3,850,762
Certificates of deposit BCRP
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		1,872,875		0
Government Treasury Bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		1,584,913		1,276,573
Colombian Treasury bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		1,120,991		1,102,865
Peruvian treasury bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		349,219		95,308
U.S. treasury and federal agency bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss				78,400
Mutual funds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		979,296		593,552
Restricted mutual funds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		436,881		460,086
Corporate bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		328,315		326,673
Investment funds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		362,493		327,659
Shares
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		289,349		83,085
Participation in RAL Fund [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		278,819		300,398
Hedge funds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		126,938		33,640
Subordinated bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		103,162		80,084
Central Bank of Chile bonds
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		15,306		182,540
Multilateral organization bonds [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		14,765		53,353
RPI International Holding, LP
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss	$ 1,550	5,641	$ 20,700	68,584
Others
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		55,344		59,564
Financial assets at fair value through profit or loss, classified as held for trading, category [Member]
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		6,454,097		3,845,791
Accrued interest
Disclosure of Investments [Line Items]
Non-current financial assets at fair value through profit or loss		S/ 13,374		S/ 4,971